SCHEDULE OF RECONCILIATION OF CONVERTIBLE DEBENTURE (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 11, 2025 USD ($)	Jul. 11, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Convertible Debenture
Balance, beginning of the year								$ 4,905,334
Issuance	$ 7,000,331	$ 9,573,758					10,000,000
Accretion expense			$ 3,155	$ 265,356	3,155	719,195		203,918
Interest expense							1,941,743	338,011
Issuance costs						$ (372,877)	(446,682)
Foreign exchange effect on convertible debenture							(368,197)	154,109
Converted into Subordinate Voting Shares (1)							(11,126,864)	(5,601,372)
Balance, end of the year			$ 1,832,770		$ 1,832,770